Intangible Assets and Others, net (Schedule of Intangible Assets, net) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Balance	₪ 1,207
Balance	1,260	₪ 1,207
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	2,047	2,064
Additions	202	81
Disposals	(60)	(98)
Discontinuance of consolidation (see Note 7B)	(24)
Balance	2,165	2,047
Cost [Member] | Licenses and Frequencies [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	552	552
Additions
Disposals
Discontinuance of consolidation (see Note 7B)
Balance	552	552
Cost [Member] | Information systems [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	304	296
Additions	72	73
Disposals	(48)	(65)
Discontinuance of consolidation (see Note 7B)	(3)
Balance	325	304
Cost [Member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	53	62
Additions	4	8
Disposals	(12)	(17)
Discontinuance of consolidation (see Note 7B)
Balance	45	53
Cost [Member] | Customer acquisition costs [Member]
Disclosure of detailed information about intangible assets [line items]
Balance
Additions	120
Disposals
Discontinuance of consolidation (see Note 7B)
Balance	120
Cost [Member] | Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	830	830
Additions
Disposals
Discontinuance of consolidation (see Note 7B)	(21)
Balance	809	830
Cost [Member] | Customer relationship and other [member]
Disclosure of detailed information about intangible assets [line items]
Balance	308	324
Additions	6
Disposals		(16)
Discontinuance of consolidation (see Note 7B)
Balance	314	308
Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	840	810
Amortization for the year	126	128
Disposals	(60)	(98)
Discontinuance of consolidation (see Note 7B)	(1)
Balance	905	840
Accumulated Depreciation [Member] | Licenses and Frequencies [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	382	351
Amortization for the year	19	31
Disposals
Discontinuance of consolidation (see Note 7B)
Balance	401	382
Accumulated Depreciation [Member] | Information systems [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	122	116
Amortization for the year	68	71
Disposals	(48)	(65)
Discontinuance of consolidation (see Note 7B)	(1)
Balance	141	122
Accumulated Depreciation [Member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	30	34
Amortization for the year	9	13
Disposals	(12)	(17)
Discontinuance of consolidation (see Note 7B)
Balance	27	30
Accumulated Depreciation [Member] | Customer acquisition costs [Member]
Disclosure of detailed information about intangible assets [line items]
Balance
Amortization for the year	27
Disposals
Discontinuance of consolidation (see Note 7B)
Balance	27
Accumulated Depreciation [Member] | Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Balance
Amortization for the year
Disposals
Discontinuance of consolidation (see Note 7B)
Balance
Accumulated Depreciation [Member] | Customer relationship and other [member]
Disclosure of detailed information about intangible assets [line items]
Balance	306	309
Amortization for the year	3	13
Disposals		(16)
Discontinuance of consolidation (see Note 7B)
Balance	309	306
Carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	1,207	1,254
Balance	1,260	1,207
Carrying amount [Member] | Licenses and Frequencies [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	170	201
Balance	151	170
Carrying amount [Member] | Information systems [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	182	180
Balance	184	182
Carrying amount [Member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	23	28
Balance	18	23
Carrying amount [Member] | Customer acquisition costs [Member]
Disclosure of detailed information about intangible assets [line items]
Balance
Balance	93
Carrying amount [Member] | Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	830	830
Balance	809	830
Carrying amount [Member] | Customer relationship and other [member]
Disclosure of detailed information about intangible assets [line items]
Balance	2	15
Balance	₪ 5	₪ 2